Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Parties That had Transactions or Balances with the Group

The related parties that had transactions or balances with the Group in 2020, 2021 and 2022 consisted of:

Related Party	Relationship with the Group
Mr. Liang Changlin	Founder and CEO of the Company
Shanghai Tiejun Enterprise Consulting Center (Limited Partnership) (“Tiejun”)	Controlled by Mr. Liang Changlin
EatTogether Holding Limited (“EatTogether”)	Controlled by Mr. Liang Changlin